Segmented information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segmented information
Segmented information
In connection with the acquisition of Empire on January 1, 2017, the Company aligned its management reporting under two primary North American business units consisting of the Liberty Power Group and the Liberty Utilities Group. The two business units are the two segments of the Company.
The Liberty Power Group owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation utility assets; the Liberty Utilities Group owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. The unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The results of operations and assets for these segments are reflected in the tables below. The comparative information for 2016 has been reclassified to conform with the composition of the reporting segments presented in the current year.

	Year ended December 31, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$300,173	$1,677,636	$—	$1,977,809
Fuel, power and water purchased	25,384	485,016	—	510,400
Net revenue	274,789	1,192,620	—	1,467,409
Operating expenses	86,675	511,983	—	598,658
Administrative expenses	20,777	42,900	789	64,466
Depreciation and amortization	103,038	222,088	1,321	326,447
Gain on foreign exchange	—	—	373	373
Operating income	64,299	415,649	(2,483)	477,465
Interest expense	47,565	126,790	28,276	202,631
Interest, dividend, equity and other income	(3,723)	(5,449)	(2,817)	(11,989)
Other expenses (gain)	2,282	(4,250)	62,751	60,783
Earnings (loss) before income taxes	$18,175	$298,558	$(90,693)	$226,040
Property, plant and equipment	$2,818,697	$5,047,454	$43,342	$7,909,493
Equity-method investees	37,273	2,784	422	40,479
Total assets	3,103,999	7,299,576	130,060	10,533,635
Capital expenditures	211,328	528,695	—	740,023

22.	Segmented information (continued)

	Year ended December 31, 2016
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$265,949	$830,069	$—	$1,096,018
Fuel and power purchased	21,260	274,055	—	295,315
Net revenue	244,689	556,014	—	800,703
Operating expenses	72,346	260,595	60	333,001
Administrative expenses	19,656	26,272	421	46,349
Depreciation and amortization	80,094	105,448	1,357	186,899
Gain on foreign exchange	—	—	(436)	(436)
Operating income	72,593	163,699	(1,402)	234,890
Interest expense	21,847	50,671	59,074	131,592
Interest, dividend and other income	32	(5,282)	(5,323)	(10,573)
Other expense (gain)	(14,403)	(11,690)	10,454	(15,639)
Earnings (loss) before income taxes	$65,117	$130,000	$(65,607)	$129,510
Property, plant and equipment	$2,455,336	$2,390,047	$44,563	$4,889,946
Equity-method investees	59,021	2,314	3,084	64,419
Total assets	2,771,651	5,388,966	88,843	8,249,460
Capital expenditures	141,420	264,323	—	405,743

The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2017	2016
Revenue
Canada	$95,326	$100,403
United States	1,882,483	995,615
	$1,977,809	$1,096,018
Property, plant and equipment
Canada	$568,693	$558,271
United States	7,340,800	4,331,675
	$7,909,493	$4,889,946
Intangible assets
Canada	$34,654	$36,611
United States	29,454	28,378
	$64,108	$64,989

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.